Balance Sheet Components (Tables)	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property And Equipment, Net
Property and equipment, net consisted of the following:

	March 31, 2021	March 31, 2020
	(in thousands)

Computer and software	$13,252	$13,364
Laboratory equipment and software	48,636	49,367
Furniture and office equipment	8,803	8,868
Leasehold improvements	39,668	39,713
Capitalized asset retirement obligations	853	853

Property and equipment, gross	111,212	112,165

Less: accumulated depreciation and amortization	(50,328)	(34,283)

Property and equipment, net	$60,884	$77,882

Summary of Changes In the Asset Retirement Obligations
The following table summarizes changes in the Company’s AROs:

	March 31, 2021	March 31, 2020
	(in thousands)

Balance, beginning of year	$1,078	$—
Accretion expense	87	41
Liabilities incurred	—	1,037

Balance, end of year	$1,165	$1,078

Summary Of Intangible Assets

	March 31, 2021	March 31, 2020
	(in thousands)

Capitalized internal-use software	$9,200	$5,839
Less: accumulated amortization	(2,311)	(422)

Internal-use software, net	$6,889	$5,417

Summary of Accrued Expense And Other Current Liabilities
Accrued expense and other current liabilities consisted of the following:

	March 31, 2021	March 31, 2020
	(in thousands)

Accrued payables	$19,869	$23,625
Accrued compensation and benefits	11,749	10,378
Accrued taxes and other	335	657

Total accrued expenses and other current liabilities	$31,953	$34,660

Summary of Other Noncurrent Liabilities
Other liabilities, noncurrent consisted of the following:

	March 31, 2021	March 31, 2020
	(in thousands)

Asset retirement obligations, noncurrent	$1,165	$1,078
Liabilities for early exercise of common stock options by related party	—	43,821

Total other liabilities, noncurrent	$1,165	$44,899